Discontinued Operations (Details) - USD ($) $ in Millions			12 Months Ended
	May 31, 2021	Mar. 20, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 21, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceed from sale of discontinued operation			$ 0.0	$ 0.0	$ 758.0
Carlisle Brake & Friction | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceed from sale of discontinued operation	$ 250.0
Receivable contingent upon achievement of performance targets						$ 125.0
Carlisle Food Service Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceed from sale of discontinued operation		$ 758.0